Related Party Transactions	3 Months Ended
Mar. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 14 - Related Party Transactions

A.	Name of related parties and relationships with the Company:

Related Party	Relationship
Daniel Shih*	Co-founder and former stockholder; Aircom's CEO and Director between February 13, 2017 and April 26, 2017; Aircom's CFO between February 13, 2017 and May 5, 2017
Dmedia Holding LP ("Dmedia")	23.99% stockholder
Bummy Wu	Shareholder
Jeffrey Wun	Shareholder and CEO of Aerkomm and Aircom
Yih Lieh (Giretsu) Shih	President of Aircom Japan
Hao Wei Peng	Employee of Aircom Taiwan and founding owner of Aircom Taiwan prior to 12/19/2017
Louis Giordimaina	COO - Aviation of Aircom
Klingon Aerospace, Inc. ("Klingon")	Daniel Shih was the Chairman from February 2015 to February 2016
Wealth Wide Int'l Ltd. ("WWI")	Bummy Wu, a shareholder, is the Chairman
WISD Intellectual Property Agency, Ltd. ("WISD")	Patrick Li, Director of Aircom, is the Chairman; Chih-Ming (Albert) Hsu, Director of the Company, is a Director

*	Daniel Shih has relinquished "beneficial ownership" of substantially all of his equity interests in the Company (whether held directly or indirectly) in a manner acceptable to the Company. This means that Daniel Shih no longer, directly or indirectly, through any contract, arrangement, understanding, relationship or otherwise has or shares (i) voting power, which includes the power to vote, or to direct the voting of, securities, and/or (ii) investment power, which includes the power to dispose, or to direct the disposition of, shares of the Company's common stock. Daniel Shih has also removed himself from any and all activities relating to the Company's business, including, but not limited to managerial, directional, advisory, promotional, developmental and fund-raising activities, effective upon the effectiveness of the registration statement on Form S-1 originally filed with the SEC on December 20, 2017 and declared effective on April 13, 2018, as amended and supplemented to date. Additionally, Barbie Shih (Barbie), Daniel Shih's wife, was not re-elected to the Company's board of directors on December 29, 2017. As a result of these events, neither Daniel nor Barbie will maintain any active affiliation with, or material beneficial ownership interest in, the Company.

B.	Significant related party transactions:

The Company has extensive transactions with its related parties. It is possible that the terms of these transactions are not the same as those which would result from transactions among wholly unrelated parties.

a.	As of March 31, 2019, December 31, 2018 and 2017:

	March 31, 2019	December 31, 2018	December 31, 2017
	(Unaudited)
Other receivable from Hao Wei Peng[1]	$-	$-	$46,743
Temporary deposit to Bummy Wu2	$-	$100,067	$-
Rental deposit to Daniel Shih	$2,440	$2,462	$2,396
Loan from Dmedia[3]	$182,500	$-	$-
Operating lease liability to:
Daniel Shih[5]	$24,159	$-	$-
WWI [7]	54,926	-	-
Total	$79,085	$-	$-
Other payable to:
Klingon[4]	$762,000	$762,000	$762,000
Jeffrey Wun[6]	49,162	46,236	22,327
Louis Giordimaina	20,950	6,071	-
Daniel Shih[5]	13,325	13,444	128,543
Yih Lieh (Giretsu) Shih[6]	88,995	15,497	76,600
Hao Wei Peng [6]	47,492	47,879	-
WWI[7]	39,134	39,224	9,410
Others[6]	53,336	18,947	83,515
Total	$1,074,394	$949,298	$1,082,395

1.	Represents receivable from Mr. Peng due to the transactions prior to the acquisition of Aircom Telecom on December 19, 2017. The amount is subsequently collected on January 4, 2018.

2.	In November 2018, Aircom HK's bank account was temporarily frozen by its local bank in Hong Kong (the "HK bank") due to Aircom HK's failure to timely submit to the HK bank corporate documentation relating to the corporate organization and goodstanding of Aircom HK's parent company, Aircom, and Aircom's parent company, Aerkomm. To avoid a potential cash flow issue resulting from this temporary account freeze, Aircom HK withdrew $100,067 in cash from the HK bank and temporarily deposited it in an existing related party's bank account at a different bank for safe keeping. The Aircom HK's bank account with the HK bank was reactivated by the HK bank subsequently and the cash that was transferred to the related party's account was redeposited into Aircom HK's bank account at the HK bank in February 2019.

3.	Represents short-term loan from Dmedia. This short-term loan has an expiration date of January 30, 2020 and an annual interest rate of 3%.

4.	On March 9, 2015, the Company entered into a 10-year purchase agreement with Klingon. In accordance with the terms of this agreement, Klingon agreed to purchase from the Company an initial order of onboard equipment comprising an onboard system for a purchase price of $909,000, with payments to be made in accordance with a specific milestones schedule. As of December 31, 2018, the Company received $762,000 from Klingon in milestone payments towards the equipment purchase price. Since the project might not be successful, the Company reclassified the balance from customer prepayment to other payable due to uncertainty.

5.	The amount represents rental payable.

6.	Represents payable to employees as a result of regular operating activities.

7.	Represents rent for a warehouse in Hong Kong to store the Company's hardware and another rent for the Hong Kong office starting June 28, 2018.

b.	For the three-month periods ended March 31, 2019 and 2018 and years ended December 31, 2018 and 2017:

	Three Months Ended March 31,		Year Ended December 31,
	2019	2018	2018	2017
	(Unaudited)
Consulting expense paid to Louis Giordimaina	$-	$134,971	$222 ,246	$-
Consulting expense paid to Yun Shu Chiou	-	-	-	55,000
Legal expense paid to WISD	-	-	10,779	-
Amortization expense of right -of-use assets charged by Daniel Shih	3,970	4,040	-	-
Amortization expense of right -of-use assets charged by WWI	11,432	1,350	-	-
Rent expense charged by Daniel Shih	-	-	15,851	20,232
Rent expense charged by WWI	-	-	28,836	3,150
Interest expense charged by Dmedia	298	1,201	3,116	-

On May 25, 2018, Mr. Louis Giordimaina was converted from a consultant to a full-time employee and was appointed as Chief Operating Officer – Aviation. The consulting expense paid for the year ended December 31, 2018 in the amount of $222,246 represents the consulting services provided prior to the conversion.

Aircom Japan entered into a lease agreement with Daniel Shih, between August 1, 2014 and July 31, 2016, which was renewed on July 31, 2018. Pursuant to the terms of this lease agreement, Aircom Japan pays Daniel Shih a rental fee of approximately $1,200 per month. The lease will be expired on June 2020.

Aircom engaged WISD to handle its filing of patent and trademark applications.

The Company has a lease agreement with WWI with monthly rental cost of $450. The lease term was from June 1, 2017 to May 31, 2018 and the lease was not renewed. The Company has another lease agreement with WWI for its office space in Hong Kong with monthly rental cost of HKD 30,000. The lease term is from June 28, 2018 to June 27, 2020.